Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000004198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Market Cycle Fund
C000212809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Allocation Fund
C000004199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Total Return Fund
Without Sales Load [Member] | C000004198
Average Annual Return [Line Items]
Average Annual Return, Percent		6.25%	0.44%		(2.23%)
Without Sales Load [Member] | C000212809
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%	4.33%	5.04%
Without Sales Load [Member] | C000004199
Average Annual Return [Line Items]
Average Annual Return, Percent		20.93%	5.24%		5.93%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%		14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	16.48%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	0.80%
Bloomberg US EQ:FI 60:40 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Average Annual Return, Percent		13.81%	8.24%	10.30%